Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill were as follows ($000):

	Year Ended June 30, 2019
	Compound Semiconductors	Photonic Solutions	Total
Balance-beginning of period	$161,008	$109,670	$270,678
Goodwill acquired	25,569	26,069	51,638
Foreign currency translation	(856)	(1,682)	(2,538)
Balance-end of period	$185,721	$134,057	$319,778

	Year Ended June 30, 2018
	Compound Semiconductors	Photonic Solutions	Total
Balance-beginning of period	$141,798	$108,544	$250,342
Goodwill acquired	18,956	—	18,956
Goodwill adjustment for prior year acquisition - IPI	—	407	407
Foreign currency translation	254	719	973
Balance-end of period	$161,008	$109,670	$270,678

Gross Carrying Amount and Accumulated Amortization of Intangible Assets Other Than Goodwill	The gross carrying amount and accumulated amortization of the Company’s intangible assets other than goodwill as of June 30, 2019 and 2018 were as follows ($000):

	June 30, 2019			June 30, 2018
	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Technology and Patents	$91,637	$(39,679)	$51,958	$66,812	$(32,979)	$33,833
Trade Names	15,759	(1,601)	14,158	15,882	(1,471)	14,411
Customer Lists	132,872	(59,664)	73,208	127,603	(50,792)	76,811
Other	1,572	(1,572)	—	1,573	(1,559)	14
Total	$241,840	$(102,516)	$139,324	$211,870	$(86,801)	$125,069

Estimated Amortization Expense for Existing Intangible Assets for Each of Five Succeeding Years	The estimated amortization expense for existing intangible assets for each of the five succeeding years is as follows $0:

Year Ending June 30,
2020	$16,700
2021	16,300
2022	14,800
2023	14,400
2024	14,000